Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision For Income Taxes [Abstract]
Current	$ (563,650)	$ 135	$ 109
Deferred	(435,741)	(174,076)	(80,641)
Total income tax benefit	$ (999,391)	$ (173,941)	$ (80,532)